Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	VictorySharesVictoryShares US EQ Income Enhanced Volatility Wtd ETFVictoryShares US Discovery Enhanced Volatility Wtd ETFSupplement dated December 9, 2021 to the Prospectus dated November 1, 2021 (“Prospectus”)The following replaces footnote 1 to the Fund Fees and Expenses Tables to reflect that the funds exclude Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.¹ Victory Capital Management Inc., the Funds’ investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Funds’ Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	VictorySharesVictoryShares US EQ Income Enhanced Volatility Wtd ETFVictoryShares US Discovery Enhanced Volatility Wtd ETFSupplement dated December 9, 2021 to the Prospectus dated November 1, 2021 (“Prospectus”)The following replaces footnote 1 to the Fund Fees and Expenses Tables to reflect that the funds exclude Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.¹ Victory Capital Management Inc., the Funds’ investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Funds’ Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	VictorySharesVictoryShares US EQ Income Enhanced Volatility Wtd ETFVictoryShares US Discovery Enhanced Volatility Wtd ETFSupplement dated December 9, 2021 to the Prospectus dated November 1, 2021 (“Prospectus”)The following replaces footnote 1 to the Fund Fees and Expenses Tables to reflect that the funds exclude Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.¹ Victory Capital Management Inc., the Funds’ investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2022 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Funds’ Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets